GMO MAC Implementation Fund Expense Example - GMO MAC Implementation Fund - GMO MAC Implementation Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	$ 162